BORROWINGS (Details) (USD $) In Thousands, unless otherwise specified								12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Federal Home Loan Bank fixed rate advances at December 31, 2013 with a weighted average rate of 1.82% maturing in 2014, 2016 and 2018	Dec. 31, 2012 Federal Home Loan Bank fixed rate advances at December 31, 2013 with a weighted average rate of 1.82% maturing in 2014, 2016 and 2018	Dec. 31, 2013 Federal Home Loan Bank fixed rate advances at December 31, 2013 with a weighted average rate of 1.82% maturing in 2014, 2016 and 2018 Mortgage related and municipal securities	Dec. 31, 2013 Federal Home Loan Bank fixed rate advances at December 31, 2013 with a weighted average rate of 1.82% maturing in 2014, 2016 and 2018 Federal Home Loan Bank stock	Dec. 31, 2013 Federal Home Loan Bank fixed rate advances at December 31, 2013 with a weighted average rate of 1.82% maturing in 2014, 2016 and 2018 One to four family residential real estate	Dec. 31, 2013 Line of Credit	Dec. 31, 2013 Line of Credit 90-day LIBOR	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 First Rural Relending
BORROWINGS
Borrowings	$ 37,852	$ 35,925	$ 35,000	$ 35,000				$ 2,000		$ 852	$ 925
Interest rate on note (as a percent)			1.82%							1.00%
Loans pledged as collateral							43,454					128
Securities pledged as collateral, amortized cost					4,610
Securities pledged as collateral, fair value					4,755
Stock owned and pledged as collateral						3,060
Demand deposit account pledged as collateral												$ 790
Variable rate basis								90 days LIBOR
Variable rate (as a percent)									2.75%
Floor rate (as a percent)								4.00%
LOC term								2 years
LOC converted to term note period of anniversary								1 year